Quarterly Financial Data (Unaudited) - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2013 Income tax benefit (expense) related to 2012, 2011, and prior periods	Jun. 30, 2013 Income tax benefit (expense) related to 2012, 2011, and prior periods	Dec. 31, 2012 Income tax expense primarily related to 2011	Mar. 31, 2012 Income tax expense primarily related to 2011	Dec. 31, 2012 Sales rebates primarily related to the second quarter of 2012
Quarterly Financial Information Disclosure [Abstract]
Pro forma number of shares used to calculate diluted EPS if the Company had generated net income	47.7	47.9	47.0	46.6	46.5
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period adjustment						$ 4	$ (2)	$ 3	$ (2)	$ (3)	$ 3